Condensed Interim Balance Sheet - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash	$ 1,673,967		$ 781
Accounts receivable, trade (no allowance)	7,601,406
Prepaid expenses	149,219		2,000
Due from related party	281,115
Deferred financing costs			683
Total Current Assets	9,705,707		3,464
Goodwill	17,363,501
Intangible assets	11,978,550
Property and Equipment, Net	38,977
Total Assets	39,086,735	0	3,464
Current Liabilities:
Accounts payable	4,796,980	206,138	129,295
Accrued expenses on convertible Notes payable		1,279,052	467,733
Accrued interest on loan payable	825,407
Convertible notes payable, net of unamortized discount $nil (2018 - $11,809) and (2017 - $44,074)		1,105,590	1,081,034
Derivative liability - Notes and warrants		461,539	347,700
Promissory note	9,950,000
Credit facility	880,000
Total Current Liabilities	16,452,387	3,052,319	2,025,762
Credit facility	23,082,844
Total Liabilities	39,535,231	3,052,319	2,025,762
Stockholders' Deficiency:
Common Stock, value		9,642	8,774
Additional paid-in capital	6,925,335	4,066,644	3,952,837
Accumulated deficit	(7,383,570)	(7,128,606)	(5,983,910)
Total stockholders' deficiency	(448,496)	(3,052,319)	(2,022,298)
Total Liabilities and Stockholders' Deficiency	39,086,735	0	3,464
Series A Preferred Stock [Member]
Stockholders' Deficiency:
Preferred Stock, value	1	1	1
Total stockholders' deficiency	1	1	1
Series B Preferred Stock [Member]
Stockholders' Deficiency:
Preferred Stock, value	96
Total stockholders' deficiency	96
Class B Common Stock [Member]
Stockholders' Deficiency:
Common Stock, value
Class A Common Stock [Member]
Stockholders' Deficiency:
Common Stock, value	$ 9,642	$ 9,642